Financial Assets	9 Months Ended
Sep. 30, 2025
Disclosure of financial assets [abstract]
Financial Assets

16. Financial assets

(a)
Classification of financial assets

Financial assets include the following:

Financial assets at Fair Value through Profit or Loss:

Instrument	Reference	Maturity date	Interest rate (%)	Linked with	September 30, 2025 (i)	December 31, 2024 (i)
Argentina Treasury Notes	S31E5	Jan-25	5.50%	—	—	29,918
Argentina Treasury Bonds	TDE25	Jan-25	0%/3.25%	U.S. Dollar/CER index*	—	2,149
Argentina Treasury Bonds	TV25	Mar-25	0.50%	Dollar linked	—	9,130
Argentina Treasury Notes	S30J5	Jun-25	3.9%	—	—	5,676
Argentina Treasury Bonds	TZV25	Jun-25	0.0%	Dollar linked	—	61,136
Argentina Treasury Notes	S31L5	Jul-25	4.0%	—	—	583
Argentina Treasury Notes	S29G5	Aug-25	3.9%	—	—	5,875
Argentina Treasury Notes	S10N5	Nov-25	2.2%	—	3,123	—
Argentina Treasury Notes	D16E6	Jan-26	0.0%	Dollar linked	9,436	—
Brazil Money Market	LFT	Apr-25	Selic + 0.08%	—	—	14,852
					12,559	129,319

*Stabilization Reference Coefficient adjusted by inflation

Financial assets at Amortized Cost:

Instrument	Reference	Maturity date	Interest rate (%)	Linked with	September 30, 2025 (i)	December 31, 2024 (i)
US Treasury Bonds	US912797MS31	Oct-25	0.0%	—	12,207	—
US Treasury Bonds	US912797NA14	Oct-25	0.0%	—	10,166	—
US Treasury Bonds	US912797QP55	Nov-25	0.0%	—	3,224	—
US Treasury Bonds	US912797QQ39	Nov-25	0.0%	—	6,784	—
US Treasury Bonds	US912797NL78	Nov-25	0.0%	—	22,483	—
US Treasury Bonds	US912797NU77	Dec-25	0.0%	—	22,479	—
US Treasury Bonds	US912797RB50	Oct-25	0.0%	—	5,124	—
					82,467	-
					95,026	129,319

(i) As of September 30, 2025 and December 31, 2024, certain financial assets with a carrying amount of USD 57,398 and USD 42,052, respectively, were held as security for the borrowings detailed in Note 23.

(b)
Amounts recognized in profit or loss

Information about the Group’s impact on profit or loss of bonds is discussed in Note 11: Other Results

(c)
Risk exposure and fair value measurements

The Group’s financial assets at fair value through profit or loss consist of Argentina Treasury Notes and Bonds that are listed on the Argentinean Stock Exchange (Bolsas y Mercados Argentinos - BYMA). For the investments classified as FVPL, the impact of a 10% increase in the listed prices at the reporting date on profit or loss would have been an increase of USD 1,193 after tax. An equal change in the opposite direction would have decreased profit or loss by USD 1,193 after tax.